Condensed Consolidated Statements Of Partners' Capital (USD $) In Thousands	Number of Common Units [Member]	Common Unitholders [Member] USD ($)	General Partner [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Non-controlling Interests [Member] USD ($)	Total USD ($)
Partners' capital at Dec. 31, 2009		$ 585,554	$ 11,152	$ (829)	$ 23,056	$ 618,933
Partners' capital account, Number of Common Units at Dec. 31, 2009	39,488
Comprehensive income:
Net income		14,770	6,353		(877)	20,246
Interest rate swap losses reclassified to interest expense				274	285	559
Interest rate swap loss				(98)	(102)	(200)
Cash contributions			37			37
Cash distributions		(28,799)	(4,964)		(3)	(33,766)
Contribution for executive compensation			(1,676)			(1,676)
Unit based compensation expense		20				20
Unit based compensation expense, Number of Common Units	98
Partners' capital at Jun. 30, 2010		571,545	10,902	(653)	22,359	604,153
Partners' capital account, Number of Common Units at Jun. 30, 2010	39,586
Partners' capital at Dec. 31, 2010		669,264				669,264
Partners' capital account, Number of Common Units at Dec. 31, 2010	64,615					64,615
Comprehensive income:
Net income		24,388				24,388
Cash distributions		(52,189)
Partners' capital at Jun. 30, 2011		$ 641,463				$ 641,463
Partners' capital account, Number of Common Units at Jun. 30, 2011	64,615					64,615